Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 94,576	$ 95,121
Foreign translation adjustment	(129)	(545)
Balance at end of year	$ 94,447	$ 94,576